Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	International Money Express, Inc.
Entity Central Index Key	0001683695
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	false